                             WM   VARIABLE   TRUST
                                   Prospectus
                                  MAY 1, 2003
--------------------------------------------------------------------------------

+ Flexible Income Portfolio
-------------------------------------------------------
+ Conservative Balanced Portfolio
-------------------------------------------------------
+ Balanced Portfolio
-------------------------------------------------------
+ Conservative Growth Portfolio
-------------------------------------------------------
+ Strategic Growth Portfolio
-------------------------------------------------------
+ Equity Income Fund
-------------------------------------------------------
+ Mid Cap Stock Fund
-------------------------------------------------------
+ Small Cap Stock Fund
-------------------------------------------------------

--------------------------------------------------------------------------------

This Prospectus describes Class 2 shares ("shares") of the Portfolios and Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

                             WM   VARIABLE   TRUST

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                  PAGE
Risk/Return Summary                                 2
  Flexible Income Portfolio                         3
  Conservative Balanced Portfolio                   4
  Balanced Portfolio                                5
  Conservative Growth Portfolio                     6
  Strategic Growth Portfolio                        7
  Equity Income Fund                                8
  Mid Cap Stock Fund                                9
  Small Cap Stock Fund                             10
  Summary of Principal Risks                       11
Principal Risks by Fund                            15
Description of the Portfolios and Funds            18
How to Invest in the Portfolios and Funds          30
Tax Considerations                                 31
Organization                                       32
  How NAV is Determined                            32
  Advisor and Sub-Advisors                         32
  Individual Fund Managers                         33
  Management Fees                                  35
Financial Highlights                               37
Appendix A                                         42

                              RISK/RETURN SUMMARY

WM Variable Trust (the "Trust") provides a broad range of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios (the "Portfolios"). This summary identifies the investment objective, principal investment strategies, and principal risks of each Portfolio and Fund. The section entitled "Description of the Portfolios and Funds" identifies the investment objective, principal investment strategies and principal risks of the Funds not offered in this Prospectus in which the Portfolios invest. These Funds, along with the Funds offered in this Prospectus, are collectively referred to as "Funds." The principal investment strategies contained in this summary, and elsewhere in this Prospectus, are not the only investment strategies available to the Portfolios and Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other additional investment strategies available to the Portfolios and Funds, please see the Statement of Additional Information (the "SAI").

The principal investment strategies included in this summary and under "Description of the Portfolios and Funds" provide specific information about each of the Portfolios and Funds, but there are some general principles WM Advisors (also referred to as the "Advisor") and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Portfolio's and Fund's principal investment strategies in this summary and under "Description of the Portfolios and Funds" includes some of the principal risks of investing in such Portfolio or Fund. You can find additional information about each Portfolio and Fund, including a more detailed description of these and other principal risks of an investment in each Portfolio or Fund, in the "Summary of Principal Risks." Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Portfolios and Funds, and the related risks, before you invest.

Below the description of each Portfolio or Fund is a bar chart showing how the investment returns of its shares have varied since the Portfolio or Fund began. The bar chart is intended to provide some indication of the volatility of the Portfolio's or Fund's returns. The table following each bar chart shows how average annual total returns of the Portfolio or Fund compare to returns of a broad-based securities market index for the past one year and for the life of the Portfolio or Fund. Performance shown does not reflect any insurance-related charges or expenses. If insurance-related charges or expenses had been included, the performance shown would have been lower. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

There can be no assurance that any Portfolio or Fund will achieve its objectives. It is possible to lose money by investing in the Portfolios and Funds. An investment in a Portfolio or Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

--------------------------------------------------------------------------------
                           FLEXIBLE INCOME portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth and Small Cap Stock Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                               YEARLY performance

(amounts in percentages)
(BAR GRAPH)

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             1.89

During the period shown above, the highest quarterly return was 3.86% (for the quarter ended 12/31/02), and the lowest was -1.24% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE

-----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                          ONE YEAR      (11/6/01)
-----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                                1.89%         2.00%
-----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX*                          10.27%         6.86%
-----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK**                                      3.79%         2.82%
-----------------------------------------------------------------------------------------

 * This index is intended to represent the U.S. fixed-income market as a whole. ** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 20% in the Standard & Poor's 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 80% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                        CONSERVATIVE BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and between 20% and 60% of its net assets in the Equity Funds. The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds and 30% of its assets in the WM High Yield Fund. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as portfolio risk.
                               YEARLY performance
(amounts in percentages)
(BAR GRAPH)

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             -2.47

During the period shown above, the highest quarterly return was 4.86% (for the quarter ended 12/31/02), and the lowest was -4.44% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                              -2.47%         -1.12%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX*                                 -22.10%        -13.35%
----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX**                        10.27%          6.86%
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***                                   -2.68%         -1.22%
----------------------------------------------------------------------------------------

  * This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
 ** This index is intended to represent the U.S. fixed-income market as a whole.
*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 40% in the Standard & Poor's 500 Index and 60% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                               BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.
                               YEARLY performance
(amounts in percentages)
(BAR GRAPH)

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             -9.00

During the period shown above, the highest quarterly return was 5.99% (for the quarter ended 12/31/02), and the lowest was -8.53% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                              -9.00%         -5.55%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX*                                 -22.10%        -13.35%
----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX**                        10.27%          6.86%
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***                                   -9.15%         -5.27%
----------------------------------------------------------------------------------------

  * This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
 ** This index is intended to represent the U.S. fixed-income market as a whole.
*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 60% in the Standard & Poor's 500 Index and 40% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 40% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds. The Portfolio may also invest up to 40% of its assets in the WM High Yield Fund.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                               YEARLY performance
(amounts in percentages)
(BAR GRAPH)

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -15.72

During the period shown above, the highest quarterly return was 7.06% (for the quarter ended 12/31/02), and the lowest was -12.71% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                              -15.72%       -10.49%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX*                                  -22.10%       -13.35%
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK**                                    -15.63%        -9.31%
----------------------------------------------------------------------------------------

 * This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 80% in the Standard & Poor's 500 Index and 20% in the Lehman Brothers Aggregate Bond Index (an index that is intended to represent the U.S. fixed-income market as a whole).

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio
--------------------------------------------------------------------------------
OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer the potential for a higher level of capital growth and corresponding levels of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Short Term Income, WM High Yield and Money Market Funds. It may also invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                               YEARLY performance

(amounts in percentages)
(BAR GRAPH)

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -20.59

During the period shown above, the highest quarterly return was 8.20% (for the quarter ended 12/31/02), and the lowest was -16.26% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                             -20.59%        -13.97%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX*                                 -22.10%        -13.35%
----------------------------------------------------------------------------------------

* This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

--------------------------------------------------------------------------------
                               EQUITY INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a relatively high level of current income while achieving long-term growth of income and capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITARY RECEIPTS (ADRs) AND EUROPEAN DEPOSITARY RECEIPTS (EDRs), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITs).

In selecting fixed-income investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

- Real Estate Risk

                               YEARLY performance
(amounts in percentages)
(BAR GRAPH)

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -12.67

During the period shown above, the highest quarterly return was 7.53% (for the quarter ended 12/31/02), and the lowest was -14.69% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE

-----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                          ONE YEAR      (5/1/01)
-----------------------------------------------------------------------------------------
 FUND SHARES                                                   -12.67%         -5.93%
-----------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX*                                  -22.10%        -17.71%
-----------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX**                                   -20.85%        -19.26%
-----------------------------------------------------------------------------------------

 * This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
** This index is constructed by ranking the securities in the Standard & Poor's
   500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies which have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long-term.

In determining whether securities should be sold, the Advisor considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk
- Smaller Company Risk

- Real Estate Risk

                               YEARLY performance
(amounts in percentages)
(BAR GRAPH)

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -10.54

During the period shown above, the highest quarterly return was 6.41% (for the quarter ended 12/31/02), and the lowest was -13.56% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR      (5/1/01)
----------------------------------------------------------------------------------------
 FUND SHARES                                                  -10.54%        -2.92%
----------------------------------------------------------------------------------------
 STANDARD & POOR'S MIDCAP 400 INDEX*                          -14.51%        -8.80%
----------------------------------------------------------------------------------------

* This is an unmanaged index of the common stocks of 400 mid-size U.S. companies selected on the basis of market capitalization, liquidity and industry representation.

--------------------------------------------------------------------------------
                              SMALL CAP STOCK fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index.

In selecting investments for the Fund, WM Advisors looks for small capitalization companies that it expects to achieve growth in earnings and revenues or that it believes are currently undervalued relative to their true worth. The Fund will not necessarily dispose of a security merely because its issuers market capitalization is no longer in the range represented by the Russell 2000 Index.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk
- Smaller Company Risk

                               YEARLY performance
(amounts in percentages)
(BAR GRAPH)

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -47.28

During the period shown above, the highest quarterly return was 13.49% (for the quarter ended 12/31/02), and the lowest was -30.52% (for the quarter ended 6/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR      (5/1/01)
----------------------------------------------------------------------------------------
 FUND SHARES                                                  -47.28%        -33.05%
----------------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX*                                   -30.26%        -21.71%
----------------------------------------------------------------------------------------
 RUSSELL 2000 INDEX**                                         -20.48%        -11.98%
----------------------------------------------------------------------------------------

 * This index measures the performance of those companies in the Russell 2000 Index (the 2,000 smallest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.
** Effective May 1, 2003, the Russell 2000 Growth Index replaced the Russell
   2000 Index, which represents the smallest 2,000 companies followed by Russell and is used to measure the U.S. small cap market, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Portfolio or Fund changes with the value of the investments held by that Portfolio or Fund. Many factors can affect that value, and it is possible that you may lose money on investments in the Portfolios and Funds. Factors that can affect a particular Portfolio or Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Portfolios and Funds are subject to principal risks. These risks can change over time because the types of investments made by the Portfolios and Funds can change over time. Investments mentioned in this summary and described in greater detail under "Common Investment Practices" appear in BOLD TYPE. That section also includes more information about the Portfolios and Funds, their investments and the related risks.

+ MARKET RISK. Each of the Portfolios and Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.

   One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Portfolio or Fund is likely to be worth less because its income-producing equity or debt investments are likely to be worth less.

   Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.

   Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be compounded for Funds such as the U.S. Government Securities and Income Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income Funds that may invest in debt securities paying no interest, such as ZERO-COUPON and PAY-IN-KIND securities.

   The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risk of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

+ CREDIT RISK. Each of the Funds may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES, REITS or STRATEGIC TRANSACTIONS. This is the risk that the issuer or the guarantor of a debt security or other obligation, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, STRATEGIC TRANSACTIONS and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Growth & Income, Mid Cap Stock, Growth, Small Cap Stock, Income and WM High Yield Funds that may invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Income, WM High Yield and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

+ CURRENCY RISK.  Funds such as the REIT, Equity Income, Growth & Income, West
  Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, WM High Yield and Income Funds that may invest in securities denominated in, and/or receive revenues in, FOREIGN CURRENCIES will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

+ FOREIGN INVESTMENT RISK. Each of the Funds that can make FOREIGN INVESTMENTS, such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Income, WM High Yield and Money Market Funds may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The West Coast Equity and Money Market Funds may also make U.S. dollar denominated foreign investments.

+ GEOGRAPHIC CONCENTRATION RISK. The West Coast Equity Fund, which invests significant portions of its assets in Alaska, California, Idaho, Montana, Oregon and Washington, generally has more exposure to regional economic risks than Funds making investments more broadly.

+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and WM High Yield Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income, Growth & Income, Short Term Income, U.S. Government Securities and Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Funds such as the REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth and Short Term Income Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests.

+ REAL ESTATE RISK.  Funds such as the REIT, Equity Income, Growth & Income,
  West Coast Equity and Mid Cap Stock Funds, which may invest a significant portion of their assets in REITs, are subject to risks affecting real estate investments. Investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases a Fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. A Fund investing in REITs will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. A Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The REIT Fund is especially sensitive to these risks because it normally invests at least 80% of its net assets plus borrowings for investment purposes in REIT securities.

+ DERIVATIVES RISK. Each of the Funds, except the Money Market Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS, such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to involve greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.

+ MANAGEMENT RISK. Each Portfolio and Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Portfolios or Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Portfolios or Funds.

+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds generally have the greatest exposure to this risk.

+ MONEY MARKET RISK. While the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The Money Market Fund may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of a deterioration in the credit quality issuers whose securities the Funds hold, or an increase in interest rates. In addition, investment in the Money Market Fund is subject to the risk that inflation may erode the investment's purchasing power over time.

+ PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.

+ PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by its Advisors and in accordance with the investment restrictions previously discussed. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.

   In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds and up to 25% of its assets in the Short Term Income, WM High Yield and Money Market Fund. Each of these Funds may invest significant amounts of its assets in LOWER-RATED SECURITIES ("junk bonds"). The Portfolios may also be exposed to foreign investment risk through their investments in the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income and Money Market Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.

   In addition to the expenses of the underlying Funds, which are indirectly borne by investors in the Portfolio, investment in the Funds through the Portfolios involves certain expenses that would not be present in a direct investment in the Funds. See "Tax Considerations" for additional information about tax implications of investing in the Funds and Portfolios.

   Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

   The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds. Because WM Advisors earns different fees from the Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of WM Advisors.

                            PRINCIPAL RISKS by fund

The following chart summarizes the principal risks of each Fund other than market risk, credit risk, liquidity risk, management risk and portfolio reallocation risk, which apply to all of the Funds. The Portfolios share in the risks of each of the Funds in which they invest. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                   Foreign     Geographic                 Real                Smaller  Money
                       Currency   Investment  Concentration  Leveraging  Estate  Derivatives  Company  Market
                         Risk        Risk         Risk          Risk      Risk      Risk       Risk     Risk
    REIT                   X          X                          X         X          X          X
    fund

    EQUITY INCOME          X          X                          X         X          X          X
    fund

    GROWTH &
    INCOME                 X          X                          X         X          X          X
    fund

    WEST COAST EQUITY      X          X             X                      X          X          X
    fund

    MID CAP STOCK
    fund                   X          X                          X         X          X          X

    GROWTH
    fund                   X          X                          X                    X          X

    SMALL CAP
    STOCK                  X          X                          X                    X          X
    fund

    INTERNATIONAL
    GROWTH                 X          X                          X                    X          X
    fund

    SHORT TERM INCOME      X          X                          X                    X
    fund

    U.S. GOVERNMENT
    SECURITIES                                                   X                    X
    fund

    INCOME
    fund                   X          X                          X                    X

    WM HIGH YIELD
    fund                   X          X                          X                    X          X

    MONEY
    MARKET                            X                          X                                       X
    fund

--------------------------------------------------------------------------------

                 FEES AND EXPENSES OF THE PORTFOLIOS AND FUNDS

This table describes the fees and expenses that you may pay if you invest in shares of a Portfolio or Fund. Insurance-related charges and expenses are not included. Each of the Portfolios and Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Portfolios or Funds, please contact WM Shareholder Services at 800-222-5852. The examples below are intended to help you compare the cost of investing in the Portfolios and Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's or Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

-----------------------------------------------------------------------------------------
                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
                                                          from Fund assets)
         --------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating
                                               Fees      Fees(1)    Expenses    Expenses
         --------------------------------------------------------------------------------
         Flexible Income Portfolio(2)          0.10%       0.25%      0.20%        0.55%
         --------------------------------------------------------------------------------
         Conservative Balanced Portfolio(2)    0.10        0.25       0.31         0.66
         --------------------------------------------------------------------------------
         Balanced Portfolio(2)                 0.10        0.25       0.19         0.54
         --------------------------------------------------------------------------------
         Conservative Growth Portfolio(2)      0.10        0.25       0.19         0.54
         --------------------------------------------------------------------------------
         Strategic Growth Portfolio(2)         0.10        0.25       0.22         0.57
         --------------------------------------------------------------------------------
         Equity Income Fund                    0.63        0.25       0.07         0.95
         --------------------------------------------------------------------------------
         Mid Cap Stock Fund                    0.75        0.25       0.09         1.09
         --------------------------------------------------------------------------------
         Small Cap Stock Fund                  0.88        0.25       0.12         1.25
         --------------------------------------------------------------------------------

-------------------------------------------  -------------------------------------------------
                                             EXAMPLES: You would pay the following
                                             expenses on a $10,000 investment assuming
                                             a 5% annual return and redemption
                                             at the end of each period.
         ----------------------------------  -------------------------------------------------

                                               One       Three       Five         Ten
                                              Year       Years       Years       Years
         ----------------------------------  -------------------------------------------------
         Flexible Income Portfolio(2)          $56       $176        $307        $689
         ----------------------------------  --------------------------------------------------------------------------------
         Conservative Balanced Portfolio(2)     67        211         368         822
         ----------------------------------  --------------------------------------------------------------------------------
         Balanced Portfolio(2)                  55        173         302         677
         ----------------------------------  --------------------------------------------------------------------------------
         Conservative Growth Portfolio(2)       55        173         302         677
         ----------------------------------  --------------------------------------------------------------------------------
         Strategic Growth Portfolio(2)          58        183         318         714
         ----------------------------------  --------------------------------------------------------------------------------
         Equity Income Fund                     97        303         525       1,166
         ----------------------------------  --------------------------------------------------------------------------------
         Mid Cap Stock Fund                    111        347         601       1,329
         ----------------------------------  --------------------------------------------------------------------------------
         Small Cap Stock Fund                  127        397         686       1,511
         ----------------------------------  --------------------------------------------------------------------------------

    (1) 12b-1 fees represent servicing fees which are paid to WM Funds Distributor, Inc. (the "Distributor").
    (2) Does not include underlying Fund expenses that the Portfolios bear indirectly.
--------------------------------------------------------------------------------

ESTIMATED AGGREGATE PORTFOLIO EXPENSES

The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses for each Portfolio shown in the table above and corresponding expenses for each underlying Fund. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at December 31, 2002. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.

-----------------------------------------------------------------------------------------------------------------------
                                                EXAMPLES: You would pay the following combined expenses on a
                                                     $10,000 investment assuming a 5% annual return and
                                                           redemption at the end of each period.
         --------------------------------------------------------------------------------------------------------------
                                      Total
                                     Annual
                                    Combined
                                    Operating       One           Three            Five             Ten
                                    Expenses       Year           Years           Years            Years
         --------------------------------------------------------------------------------------------------------------
         Flexible Income Portfolio    1.19%        $121            $378            $654           $1,443
         Conservative Balanced
         Portfolio                    1.33%         135             421             729            1,601
         Balanced Portfolio           1.26%         128             400             692            1,523
         Conservative Growth
         Portfolio                    1.34%         136             425             734            1,613
         Strategic Growth
         Portfolio                    1.41%         144             446             771            1,691
-----------------------------------------------------------------------------------------------------------------------

As of December 31, 2002, the Portfolios' assets were allocated among the underlying Funds as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                      Flexible     Conservative                 Conservative    Strategic
                                                       Income        Balanced      Balanced        Growth        Growth
                                                      Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                      3%             6%           10%            13%           14%
  Growth & Income Fund                                    9%            10%           16%            24%           29%
  West Coast Equity Fund                                  2%             3%            5%             7%            9%
  Mid Cap Stock Fund                                      3%             4%            6%             8%           11%
  Growth Fund                                             4%             6%           10%            13%           15%
  Small Cap Stock Fund                                    1%             2%            3%             4%            6%
  International Growth Fund                               0%             3%            5%             7%            9%
  Short Term Income Fund                                 13%             8%            2%             0%            0%
  U.S. Government Securities Fund                        26%            20%           15%             6%            0%
  Income Fund                                            32%            30%           19%            12%            0%
  WM High Yield Fund                                      7%             7%            6%             6%            6%
  Other Assets                                            0%             1%            3%             0%            1%
-------------------------------------------------------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIOS AND FUNDS

This section provides a more complete description of the principal investment strategies and risks of each Portfolio and Fund in which the Portfolio may invest. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Portfolios and Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities and may prevent the Funds from achieving their goals. You can find additional descriptions of the Portfolios' and Funds' strategies and risks in the SAI. Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds listed in this Prospectus including the WM High Yield Fund, a series of WM Trust
I. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. WM Advisors may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, WM Advisors' outlook for the economy and the financial markets, and the relative market valuations of the Funds.

Each of the Portfolios may invest in the WM High Yield Fund, a diversified mutual fund managed by WM Advisors. The Fund, which is not available for direct purchase through a variable annuity contract, invests primarily in below investment grade fixed-income securities (sometimes referred to as "junk bonds"). It is subject to the same principal risks as the Income Fund with a higher degree of credit risk and foreign investment risk as well as smaller company risk.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest directly in stock or bond index futures and options thereon and the following short-term instruments:

- short-term securities issued by the U.S. government, its agencies, government-sponsored enterprises, instrumentalities, authorities or political subdivisions;

- other short-term debt securities rated A or higher by Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch") or Standard & Poor's Ratings Services ("S&P"), or if unrated, of comparable quality in the opinion of WM Advisors;

- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of WM Advisors. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisors' current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the

Portfolio's total assets. A Portfolio may use futures contracts and options only for bona fide hedging transactions. Futures contracts and options may be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder approval, each Portfolio will concentrate its investments in shares of the Funds.

EQUITY FUNDS

REIT FUND. Among the principal risks of investing in the REIT Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

Under normal market conditions, the REIT Fund will normally invest at least 80% of its net assets plus any borrowings for investment purposes in REIT securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below investment grade fixed-income securities. The Fund may invest in money market instruments for temporary or defensive purposes and may invest in fixed-income securities of any maturity including mortgage-backed securities, U.S. government securities and asset-backed securities. The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of its total net assets. While no individual Fund is intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.

EQUITY INCOME FUND. Among the principal risks of investing in the Equity Income Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset-backed securities and may also invest up to 20% of its assets in below investment grade fixed-income securities (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in REITs. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

GROWTH & INCOME FUND. Among the principal risks of investing in the Growth & Income Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

WEST COAST EQUITY FUND. Among the principal risks of investing in the West Coast Equity Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, geographic concentration risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region, (ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region.

The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below investment grade fixed-income securities.

Because the Fund concentrates its investments in companies located or doing business in the West Coast region, it is not intended as a complete investment program, and could be adversely impacted by economic trends within this six-state area (Alaska, California, Idaho, Montana, Oregon and Washington).

MID CAP STOCK FUND. Among the principal risks of investing in the Mid Cap Stock Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below investment grade fixed-income securities.

The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

GROWTH FUND. Among the principal risks of investing in the Growth Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in non-investment-grade debt securities.

The Fund's portfolio is managed by its three sub-advisors -- Janus, Columbia and Oppenheimer. WM Advisors will determine the proportion of the Fund's assets to be managed by each of the Fund's three sub-advisors. Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

SMALL CAP STOCK FUND. Among the principal risks of investing in the Small Cap Stock Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Small Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers provided that no more than 5% of its total assets are to be invested in securities of issuers located in developing or emerging market countries. The Fund may invest up to 20% of its assets in non-investment grade debt securities (sometimes called "junk bonds") if the Advisor believes that doing so will be consistent with the goal of capital appreciation.

INTERNATIONAL GROWTH FUND. Among the principal risks of investing in the International Growth Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that Capital Guardian, the Fund's sub-advisor, believes present attractive investment opportunities.

In selecting investments for the Fund, the sub-advisor seeks to identify foreign stocks which have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts, and blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.

Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may help determine whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging market countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging market country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. Among the principal risks of investing in the Short Term Income Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.

The Fund will make all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organization ("NRSRO") or, if unrated, are judged to be of comparable quality by the Advisor ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase.

The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. Among the principal risks of investing in the U.S. Government Securities Fund are: market risk, credit risk, derivatives risk, liquidity risk, leveraging risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."

It is a policy of the Fund to invest only in U.S. government securities, including mortgage-backed securities and collateralized mortgage obligations and repurchase agreements which are secured by U.S. government securities. The Fund may borrow up to 30% of its total net assets for emergency, non-investment purposes and may enter into dollar roll transactions.

INCOME FUND. Among the principal risks of investing in the Income Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Income Fund invests most of its assets in:

- debt and convertible debt securities;

- U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies or government-sponsored enterprises;

- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by Fitch, S&P or Moody's; and

- deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund and may purchase and sell currencies on a spot (i.e., cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts.

The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers that deal in real estate or securities that are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").

WM HIGH YIELD FUND. Among the principal risks of investing in the WM High Yield Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The WM High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch Ratings ("Fitch") or Baa by Moody's or of equivalent quality as determined by the Advisor. The remainder of the Fund's assets may be invested in any other securities the Advisor believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.

MONEY MARKET FUND. Among the principal risks of investing in the Money Market Fund are: market risk, credit risk, foreign investment risk, liquidity risk, management risk and money market risk. These risks are described in greater detail in the "Summary of Principal Risks."

To accomplish its objective, the Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. It will only purchase securities issued or guaranteed by the U.S. government, its agencies, sponsored entities or instrumentalities, or securities that are, or have issuers that are:

- rated by at least two NRSROs, such as S&P or Moody's, in one of the two highest rating categories for short-term debt securities;

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P, Moody's and Fitch is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by the Money Market Fund (except U.S. government securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and the Fund's average portfolio maturity will not exceed 90 days. The Money Market Fund will attempt to maintain a stable NAV of $1.00, but there can be no assurance that it will be able to do so.

The Fund invests solely in money market instruments that are selected from the following six general categories:

- U.S. government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate securities rated in one of the two highest rating categories by an NRSRO; and

- repurchase agreements.

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Portfolios and Funds may invest and strategies which the Advisor or the respective sub-advisor may employ in pursuit of that Fund's or Portfolio's investment objective and a summary of risks and restrictions associated with these securities and investment practices. For more information, see the SAI.

BORROWING. The Funds and Portfolios may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth & Income, Growth, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and Money Market Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Mid Cap Stock and West Coast Equity Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Portfolios and Funds.

The Short Term Income, U.S. Government Securities and Income Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.

Each of the REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth and Short Term Income Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is decline in the securities sold (and required to be repurchased).

FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund or Portfolio and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities rated in the lower end of the investment-grade category (Baa or BBB) and below investment grade fixed-income securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income, Growth & Income, Short Term Income, U.S. Government Securities and Income Funds may purchase floating rate, inverse floating rate and variable rate investments, including participation interests therein and assignments thereof.

The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein.

These Funds may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Advisor or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income and Income Funds may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Advisor or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Advisor or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.

Each of the Funds other than the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities and Money Market Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.

FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity, and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, WM High Yield and Income Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:

- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, WM High Yield and Income Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund should consider the greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of Alaska, California, Idaho, Montana, Oregon and Washington. See the SAI for a more detailed description of these risks.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Advisor or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short

Term Income and Income Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds that are not affiliated with the Advisor or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of its sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of the Money Market Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Portfolios' and Funds' Board of Trustees.

Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the REIT, Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income and Money Market Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.

LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Stock, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of its total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.

LOWER-RATED SECURITIES. The Growth & Income, Growth, and Income Funds may each invest up to 35% of their total assets and the REIT, Equity Income, West Coast Equity, Mid Cap Stock, Small Cap Stock and WM High Yield Funds may each invest up to 20% of their assets in below investment grade fixed-income securities, sometimes referred to as "junk bonds."

Non-investment grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and WM High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment.

In addition, like other debt securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.

The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.

In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Short Term Income and Income Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.

The REIT, Equity Income, Mid Cap Stock, Small Cap Stock, Short Term Income, Income, High Yield and Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, WM High Yield and Income Funds may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Portfolios and Funds may invest in repurchase agreements, which are purchases of underlying debt securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Portfolio and Fund, except the Money Market Fund, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "strategic transactions."

Strategic transactions may be used:

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

- to protect the Fund's unrealized gains in the value of its portfolio securities;

- to facilitate the sale of such securities for investment purposes;

- to manage the effective maturity or duration of the Portfolio or Fund; or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some strategic transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any strategic transaction is a function of numerous variables including market conditions.

The use of strategic transactions involves special considerations and risks; for example:

- the ability of the Portfolio or Fund to utilize strategic transactions successfully will depend on the ability of the Advisor or the sub-advisor to predict pertinent market movements;

- the risk that the other party to a strategic transaction will fail to meet its obligations to the Fund or Portfolio;

- the risk that the Portfolio or Fund will be unable to close out a strategic transaction at a time when it would otherwise do so, due to the illiquidity of the strategic transaction; and

- the risk of imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of the related portfolio positions.

Strategic transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and securities issued or guaranteed by U.S. government agencies, government-sponsored enterprises or instrumentalities. Some securities issued or guaranteed by agencies, government-sponsored enterprises or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored enterprises (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

When-issued securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

PORTFOLIO TRANSACTIONS AND TURNOVER. Each Portfolio's and Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus. The Advisor and the sub-advisors will not consider a Portfolio's or Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Portfolio's or Fund's investment objectives and policies.

                   HOW TO INVEST IN THE PORTFOLIOS AND FUNDS

Shares of the Portfolios and Funds are offered only to insurance company separate accounts for the purpose of providing investment choices under their variable annuity and variable life contracts (the "Contracts") and to qualified pension and retirement plans.

PURCHASE AND REDEMPTION

The shares of the Portfolios and Funds are sold in a continuous offering. Net purchase payments under the Contracts are placed in one or more of the divisions of the insurance company separate account and are invested in the shares of the Funds corresponding to such divisions. Shares of the Portfolios and Funds are purchased and redeemed at net asset value without sales or redemption charges.

For each day on which a Portfolio's or Fund's net asset value is calculated, each separate account transmits to the Trust any orders to purchase or redeem shares of the Portfolio(s) and Fund(s) based on the purchase payments, redemption (surrender) requests and transfer requests from Contract owners, annuitants or beneficiaries which are priced as of that day. Purchases and redemptions are effected at the net asset value next-determined after receipt by the Trust of a properly completed purchase or redemption order.

All purchase and redemption orders will be processed in accordance with applicable regulations. The Trust may also suspend redemptions, if permitted under the 1940 Act, for any period during which the New York Stock Exchange is closed, when trading is restricted by the SEC, or when the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.

Each of the Funds and Portfolios has approved a distribution plan applicable to Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 distribution plan, WM Funds Distributor, Inc. (the "Distributor") receives fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class 2 shares of each Fund and Portfolio. Because these fees are paid out of the assets of each Fund and Portfolio on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other kinds of sales charges.

The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund or Portfolio, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Portfolio or Fund shares may receive additional compensation or other incentives for selling Portfolio or Fund shares.

                               TAX CONSIDERATIONS

The tax consequences of your investment in the Trust depend upon the specific provisions of your Contract. For more tax information regarding your Contract, see the attached prospectus for that Contract. The following discussion is only a brief summary of the federal income tax consequences to the Funds and Portfolios and their insurance company shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.

Each Portfolio and Fund intends to qualify separately each year as a "regulated investment company" and, thus, does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Although the Trust intends that it and each Portfolio and Fund will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Fund incurring such liability will be adversely affected. In addition, Portfolios or Funds investing in foreign securities and currencies may be subject to foreign taxes. These taxes would reduce the investment performance of such Portfolios or Funds.

Because the Trust serves as an investment vehicle for certain types of variable annuities and variable life contracts, each Portfolio or Fund also intends to meet the investment diversification requirements of subchapter L of the Code. Were any Portfolio or Fund to fail to comply with those requirements, owners of annuity contracts (other than certain tax-qualified retirement Contracts) funded through the Trust would be taxed immediately on investment earnings and gains, including any accumulated earnings and gains, under their Contracts and would thereby lose any benefit of tax deferral. Accordingly, the Trust will carefully monitor compliance with the diversification requirements. For additional tax information, see "Taxes" in the SAI.

Distributions of net investment income (i.e., all income other than capital gains) and of net realized capital gains on securities will be determined separately for each Portfolio and Fund. Dividends and distributions paid by a Fund or Portfolio will be automatically reinvested (at current net asset value) in additional full and fractional shares of that Portfolio or Fund. The Money Market Fund intends to distribute its net income as dividends for each day that net asset value is determined. Such dividends will be declared daily and paid monthly. Each of the Portfolios and the Funds other than the Money Market Fund will declare and pay dividends annually. All Portfolios and Funds will distribute any net realized capital gains annually. Distributions of any net short-term capital gains earned by a Portfolio or Fund will be distributed no less frequently than annually at the discretion of the Board of Trustees.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS OR FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS OR FUNDS.

                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.

ADVISOR AND SUB-ADVISORS

The Portfolios and Funds are managed by WM Advisors, Inc., which is referred to as the Advisor or WM Advisors in this Prospectus. The Advisor's address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth and International Growth Funds to sub-advisors. Each Portfolio and Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information, see the SAI.

The Advisor has been in the business of investment management since 1944, and its predecessor advised a mutual fund beginning in 1939. Its responsibilities include formulating each Portfolio's and Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Portfolio's or Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Portfolios and Funds. In connection with its service as investment advisor to each Portfolio and Fund, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Portfolios or Funds and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Portfolio or Fund and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Portfolio's or Fund's assets. The Advisor is a wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:

CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071, also called "Capital Guardian" in this Prospectus, acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which is in turn owned by the Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $105.4 billion as of December 31, 2002.

COLUMBIA MANAGEMENT COMPANY, 1301 Southwest Fifth Avenue, Portland, Oregon 97207, acts as one of three sub-advisors to the Growth Fund. Columbia has been in the investment management business since 1969. Columbia Management Company ("Columbia") is a wholly owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, MA. For more than 30 years, Columbia's investment professionals have combined a top-down review of the environment with bottom-up research in order to construct portfolios designed to perform well in the current economy while adjusted for investment changes. Columbia serves a client base that includes institutions, public funds, commingled trust funds, retirement plans and private portfolios. As of December 31, 2002, Columbia and its affiliates had aggregate assets under management of approximately $18.8 billion.

JANUS CAPITAL MANAGEMENT LLC, 100 Fillmore Street, Denver, Colorado 80206, acts as one of three sub-advisors to the Growth Fund. Janus Capital Management LLC ("Janus") is a majority-owned subsidiary of Janus Capital Group, Inc., a publicly traded company with principal operations in financial asset management businesses. Janus has been providing investment advice to mutual funds or other large institutional clients since 1969. As of December 31, 2002, Janus' assets under management were in excess of $138 billion.

OPPENHEIMERFUNDS, INC., 498 Seventh Avenue, New York, New York 10018, acts as one of three sub-advisors to the Growth Fund. OppenheimerFunds, Inc. ("Oppenheimer") has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $120 billion in assets as of December 31, 2002, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

INDIVIDUAL FUND MANAGERS

Each of the Portfolios and Funds that do not have sub-advisors are managed by investment teams of the Advisor led by the portfolio managers named below with respect to each particular Portfolio or Fund.

Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Officer of the Advisor, has led a team of investment professionals in managing the Portfolios since February 1999. Michael Meighan, CFA, Vice President and Portfolio Manager of the Advisor, has been responsible for co-managing the Portfolios with Mr. Yoakum since March 2003. Prior to Mr. Yoakum's joining the Advisor, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Mr. Meighan joined WM Advisors in 1999. Prior to that, he was employed with Mr. Yoakum at DADCO as a Portfolio Manager and Senior Analyst for its asset allocation product since 1993.

Stephen Q. Spencer, CFA, First Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Growth & Income Fund, since March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund since January 2000. Mr. Spencer has been employed by the Advisor since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985.

Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Equity Income Fund since May 2001. He has had the primary responsibility for the day-to-day management of the REIT Fund since May 1, 2003. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999.

Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by the Advisor since January 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

Dan Coleman, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Mid Cap Stock Fund since December 2001. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at Infospace, Inc./Go2Net from 2000 until 2001, and Member/General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000.

Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Small Cap Stock Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Ms. Olson has been employed by the Advisor since 1998.

Gary J. Pokrzywinski, CFA, First Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Income and WM High Yield Funds. He has managed these Funds since July 1992 and March 1998, respectively, and has been employed by the Advisor since 1992.

Craig V. Sosey, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by the Advisor since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Capital Guardian has been sub-advisor since June 1999 for the International Growth Fund. Capital Guardian employs a team of 9 portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. The managers on the team are: David I. Fisher, Harmut Giesecke, Arthur J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Guardian Trust Company. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and has been with the Capital Group organization since 1972. Mr. Gromadzki is a Senior Vice President of Capital International Research, Inc. and has been employed by the Capital Group organization since 1987. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President for Capital Guardian Trust Company. Ms. Kyle, who has been with the Capital Group organization since 1991, is a Senior Vice President and Director of Capital Guardian. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. and has been employed by the Capital Group organization since 1994. Mr. Sauvage is a Senior Vice President for Capital Guardian Trust Company and has been employed by the Capital Group organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., and has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and has been employed by the Capital Group organization since 1981.

Alexander S. Macmillan III, CFA, has had the primary responsibility for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Columbia. Mr. Macmillan, a Senior Vice President and Lead Portfolio Manager for Large Cap Growth, has been employed by Columbia since 1989.

E. Marc Pinto, CFA, has had the primary responsibility for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Vice President of Janus, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the Large-cap Growth discipline.

Jane Putnam, CFA, has had the primary responsibility for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.

MANAGEMENT FEES

During their most recent fiscal years, each of the Funds and Portfolios paid management fees to the Advisor at the following rates (not reflecting any expense waivers or reimbursements):

                                                               Fees Paid as a Percentage
FUNDS                                                                of Net Assets
----------------------------------------------------------------------------------------
Flexible Income Portfolio...................................             0.10%(1)
Conservative Balanced Portfolio.............................             0.10%(1)
Balanced Portfolio..........................................             0.10%(1)
Conservative Growth Portfolio...............................             0.10%(1)
Strategic Growth Portfolio..................................             0.10%(1)
Equity Income Fund..........................................             0.63%
Mid Cap Stock Fund..........................................             0.75%
Small Cap Stock Fund........................................             0.88%

-------------------

(1) Does not include underlying management fees that the Portfolios bear indirectly.

                      (This page intentionally left blank)

FINANCIAL highlights

The Financial Highlights Tables below and on the following pages are intended to help you understand the Portfolios' and Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolios' or Funds' operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or Fund (assuming reinvestment of all dividends and distributions), but do not reflect insurance-related charges and expenses which, if included, would have lowered the performance shown. The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditors' Reports, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

FOR A CLASS 2 PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                 INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                               --------------------------------------  --------------------------------------------
                                            NET REALIZED                               DISTRIBUTIONS                 NET ASSET
             NET ASSET VALUE,     NET      AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM      FROM                       VALUE,
               BEGINNING OF    INVESTMENT     GAIN ON      INVESTMENT  NET INVESTMENT  NET REALIZED       TOTAL       END OF
                  PERIOD         INCOME     INVESTMENTS    OPERATIONS    INCOME(10)    CAPITAL GAINS  DISTRIBUTIONS   PERIOD
             ----------------  ----------  --------------  ----------  --------------  -------------  -------------  ---------
FLEXIBLE INCOME PORTFOLIO
12/31/02          $12.23         $0.38(4)      $(0.15)       $ 0.23        $(0.08)        $   --         $(0.08)      $12.38
12/31/01(8)        12.18          0.02(4)        0.03          0.05            --             --             --        12.23

CONSERVATIVE BALANCED PORTFOLIO
12/31/02          $10.04         $0.29(4)      $(0.54)       $(0.25)       $(0.07)        $(0.01)        $(0.08)      $ 9.71
12/31/01(8)         9.92          0.01           0.11          0.12        --             --             --            10.04

BALANCED PORTFOLIO
12/31/02          $13.91         $0.29(4)      $(1.53)       $(1.24)       $(0.28)        $--            $(0.28)      $12.39
12/31/01(8)        13.52          0.02(4)        0.37(5)       0.39        --             --             --            13.91

CONSERVATIVE GROWTH PORTFOLIO
12/31/02          $14.87         $0.19(4)      $(2.50)       $(2.31)       $(0.41)        $(0.02)        $(0.43)      $12.13
12/31/01(8)        14.24          0.01(4)        0.62(5)       0.63        --             --             --            14.87

STRATEGIC GROWTH PORTFOLIO
12/31/02          $16.45         $0.11(4)      $(3.44)       $(3.33)       $(0.54)        $(0.04)        $(0.58)      $12.54
12/31/01(8)        15.54          0.01(4)        0.90(5)       0.91        --             --             --            16.45

                             See Notes on page 41.

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      --------------------------------------------------------------------------------------------------------
                                                                                                          RATIO OF OPERATING
                                                                                                         EXPENSES TO AVERAGE
                                                                                                        NET ASSETS WITHOUT FEE
                                                                                                          WAIVERS, EXPENSES
                                                                                                        REIMBURSED AND/OR FEES
                       NET ASSETS,            RATIO OF               RATIO OF NET                         REDUCED BY CREDITS
                      END OF PERIOD      OPERATING EXPENSES      INVESTMENT INCOME TO     PORTFOLIO         ALLOWED BY THE
    TOTAL RETURN(1)    (IN 000'S)     TO AVERAGE NET ASSETS(3)    AVERAGE NET ASSETS    TURNOVER RATE      CUSTODIAN(2)(3)
    ---------------   -------------   ------------------------   --------------------   -------------   ----------------------

         1.89%           $ 9,416                0.55%                    3.12%                9%                 0.55%
         0.41%               182                0.58%(6)                 1.18%(6)             1%                 0.58%(6)


        (2.47)%         $ 2,244                0.55%                     2.95%                9%                 0.66%
         1.21%              205                0.66%(6)                  1.11%(6)             2%                 0.78%(6)


        (9.00)%         $31,335                0.54%                     2.27%               22%                 0.54%
         2.88%            1,452                0.53%(6)                  0.97%(6)             8%                 0.53%(6)


       (15.72)%         $14,610                0.54%                     1.52%               19%                 0.54%
         4.42%            1,127                0.53%(6)                  0.86%(6)             7%                 0.53%(6)


       (20.59)%         $ 2,676                0.57%                     0.81%               16%                 0.57%
         5.86%              319                0.56%(6)                  0.70%(6)             5%                 0.56%(6)

                             See Notes on page 41.

FINANCIAL highlights
FOR A CLASS 2 FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                               INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                           -----------------------------------------  --------------------------------------------
              NET ASSET       NET          NET REALIZED                               DISTRIBUTIONS                 NET ASSET
                VALUE,     INVESTMENT     AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM      FROM                       VALUE,
             BEGINNING OF   INCOME/       GAIN/(LOSS) ON  INVESTMENT  NET INVESTMENT  NET REALIZED       TOTAL       END OF
                PERIOD       (LOSS)        INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS  DISTRIBUTIONS   PERIOD
             ------------  ----------     --------------  ----------  --------------  -------------  -------------  ---------
EQUITY INCOME FUND
12/31/02        $12.87       $ 0.32(4)        $(1.93)       $(1.61)       $(0.25)        $(0.02)        $(0.27)      $10.99
12/31/01(8)      12.64         0.22(4)(9)       0.21(9)       0.43         (0.12)         (0.08)         (0.20)       12.87

MID CAP STOCK FUND
12/31/02        $13.13       $ 0.01(4)        $(1.36)       $(1.35)       $(0.02)        $(0.30)        $(0.32)      $11.46
12/31/01(8)      12.35         0.00(4)(7)       0.79          0.79         (0.01)        --              (0.01)       13.13

SMALL CAP STOCK FUND
12/31/02        $11.36       $(0.03)(4)       $(5.27)       $(5.30)       $--            $(0.59)        $(0.59)      $ 5.47
12/31/01(8)      14.41        (0.05)(4)        (0.09)        (0.14)       --              (2.91)         (2.91)       11.36

                             See Notes on page 41.

                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      --------------------------------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                               EXPENSES TO AVERAGE
                                                                                                              NET ASSETS WITHOUT FEE
                                                                                                                WAIVERS, EXPENSES
                                                                                                              REIMBURSED AND/OR FEES
                       NET ASSETS,           RATIO OF                  RATIO OF NET                             REDUCED BY CREDITS
                      END OF PERIOD     OPERATING EXPENSES      INVESTMENT INCOME/(LOSS) TO     PORTFOLIO         ALLOWED BY THE
    TOTAL RETURN(1)    (IN 000'S)      TO AVERAGE NET ASSETS        AVERAGE NET ASSETS        TURNOVER RATE        CUSTODIAN(2)
    ---------------   -------------   -----------------------   ---------------------------   -------------   ----------------------
       (12.67)%          $6,460                0.95%                        2.79%                   16%                0.95%
         3.40%              658                0.94%(6)                     3.05%(6)(9)             15%                0.94%(6)


       (10.54)%           $1,962             1.09%                         0.07%                   28%                 1.09%
         6.38%               668             1.07%(6)                     (0.04)%(6)               30%                 1.07%(6)


       (47.28)%           $1,068             1.25%                        (0.56)%                  29%                 1.25%
        (3.00)%              440             1.20%(6)                     (0.69)%(6)               46%                 1.20%(6)

                             See Notes on page 41.

FINANCIAL highlights
NOTES TO FINANCIAL HIGHLIGHTS


 (1) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (3) The Portfolio will indirectly bear its prorated share of expenses of the underlying Funds.
 (4) Per share numbers have been calculated using the average shares method.
 (5) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio/Fund shares.
 (6) Annualized.
 (7) Amount represents less than $0.01 per share.
 (8) All Portfolios commenced selling Class 2 shares on November 6, 2001. The Equity Income, Mid Cap Stock and Small Cap Stock Funds commenced selling Class 2 shares on May 1, 2001.
 (9) The Trust has adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 on the investment income per share, net realized and unrealized gain/(loss) per share and the ratio of net investment income to average net assets is as follows:

                                                                                   INCREASE
                                                                (DECREASE)       NET REALIZED          (DECREASE)
                                                              NET INVESTMENT    AND UNREALIZED        RATIO OF NET
                                                                  INCOME         GAIN/(LOSS)      INVESTMENT INCOME TO
                        NAME OF FUND                            PER SHARE         PER SHARE        AVERAGE NET ASSETS
                        ------------                          --------------    --------------    --------------------
Equity Income Fund..........................................      $0.00*            $0.00*               (0.00)%

     ------------------------

     * Amount represents less than $0.01 per share

(10) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of best quality and high quality, respectively, by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

+ D -- Bonds rated D are in default, meaning payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------

   DESCRIPTION OF FITCH CORPORATE BOND RATINGS:

   Investment Grade

+ AAA -- Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

+ AA -- Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

+ A -- High credit quality.  A ratings denote a low expectation of credit risk.
  The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

+ BBB -- Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are most likely to impair this capacity. This is the lowest investment-grade category.

   Speculative Grade

+ BB -- Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

+ B -- Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

+ CCC, CC, and C -- High default risk.  Default risk is a real possibility.
  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

+ DDD, DD, and D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicated potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%.

   Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE WM VARIABLE TRUST

The Trust's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds and Portfolios. The SAI and the Reports of Independent Accountants, along with the financial statements, included in the Trust's two most recent Annual Reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Trust's Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the Trust, or make shareholder inquiries, by contacting your financial advisor or by calling toll-free 800-222-5852, or visiting www.wmgroupoffunds.com.

You may review and copy information about the Trust, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Edgar database or the Commission's web site at www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to file number 811-07462.

                      (This page intentionally left blank)

                      WM VARIABLE TRUST
                                   Prospectus

                                  MAY 1, 2003
--------------------------------------------------------------------------------

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

+ Balanced Portfolio
-------------------------------------------------------
+ Conservative Growth Portfolio
-------------------------------------------------------
+ Strategic Growth Portfolio
-------------------------------------------------------

--------------------------------------------------------------------------------

This Prospectus describes the Class 1 shares and Class 2 shares ("shares") of the Portfolios.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

                             WM   VARIABLE   TRUST

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                  PAGE
Risk/Return Summary                                 2
  Balanced Portfolio                                3
  Conservative Growth Portfolio                     4
  Strategic Growth Portfolio                        5
  Summary of Principal Risks                        6
Principal Risks by Fund                            10
Fees and Expenses of the Portfolios                11
Description of the Portfolios and Funds            13
  Strategic Asset Management Portfolios            13
  Equity Funds                                     14
  Fixed-Income Funds                               16
  Common Investment Practices                      19
How to Invest in the Portfolios                    25
Tax Considerations                                 26
Organization                                       27
  How NAV is Determined                            27
  Advisor and Sub-Advisors                         27
  Individual Fund Managers                         28
  Management Fees                                  30
Financial Highlights                               31
Appendix A                                         34

                              RISK/RETURN SUMMARY

WM Variable Trust (the "Trust") provides a broad range of investment choices, including asset allocation strategies available through the Balanced, Conservative Growth and Strategic Growth Portfolios (the "Portfolios"). This summary identifies the investment objective, principal investment strategies, and principal risks of each Portfolio. The section entitled "Description of the Portfolios and Funds" identifies the investment objective, principal investment strategies and principal risks of each Fund in which the Portfolios invest (the "Funds"). The principal investment strategies contained in this summary, and elsewhere in this Prospectus, are not the only investment strategies available to the Portfolios and Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other additional investment strategies available to the Portfolios and Funds, please see the Statement of Additional Information (the "SAI").

The principal investment strategies included in this summary and under "Description of the Portfolios and Funds" provide specific information about each of the Portfolios and Funds, but there are some general principles WM Advisors (also referred to as the "Advisor") and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Portfolio's and Fund's principal investment strategies in this summary and under "Description of the Portfolios and Funds" includes some of the principal risks of investing in such Portfolio or Fund. You can find additional information about each Portfolio and Fund, including a more detailed description of these and other principal risks of an investment in each Portfolio or Fund, in the "Summary of Principal Risks." Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Portfolios, and the related risks, before you invest.

Below the description of each Portfolio is a bar chart showing how the investment returns of its shares have varied in the years since the Portfolio began. The bar chart is intended to provide some indication of the volatility of the Portfolio's returns. The table following each bar chart shows how average annual total returns of the Portfolio compare to returns of a broad-based securities market index for the past one and five years and for the life of the Portfolio. Performance shown does not reflect any insurance-related charges or expenses. If insurance-related charges or expenses had been included, the performance shown would have been lower. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

There can be no assurance that any Portfolio will achieve its objectives. It is possible to lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

--------------------------------------------------------------------------------
                               BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.
                     YEARLY performance of Class 1 Shares*
[Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             17.81
1999                                                                             27.71
2000                                                                              0.49
2001                                                                              0.13
2002                                                                             -8.78

Returns shown in the bar chart above are for Class 1 Shares; Class 2 Shares would have been lower due to different expenses. During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.44% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                               PERFORMANCE TABLE*

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST      SINCE CLASS 1 INCEPTION   SINCE CLASS 2 INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)         ONE YEAR   FIVE YEARS          (6/3/97)                  (11/6/01)
-----------------------------------------------------------------------------------------------------------------------
 CLASS 1 SHARES                                -8.78%       6.55%              6.73%                        N/A
-----------------------------------------------------------------------------------------------------------------------
 CLASS 2 SHARES                                -9.00%         N/A                N/A                     -5.55%
-----------------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX**                -22.10%      -0.59%              2.08%                    -13.35%
-----------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX***       10.27%       7.54%              8.14%                      6.86%
-----------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK****                  -9.15%       2.66%              4.50%                     -5.27%
-----------------------------------------------------------------------------------------------------------------------

   * The Portfolio's Class 1 Shares performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
 *** This index is intended to represent the U.S. fixed-income market as a whole.
**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 60% in the Standard & Poor's 500 Index and 40% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 40% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds. The Portfolio may also invest up to 40% of its assets in the WM High Yield Fund.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                     YEARLY performance of Class 1 Shares*
[Conservative Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             19.91
1999                                                                             39.36
2000                                                                             -2.49
2001                                                                             -3.56
2002                                                                            -15.52

Returns shown in the bar chart above are for Class 1 Shares; Class 2 Share returns would have been lower due to difference expenses. During the periods shown above, the highest quarterly return was 21.54% (for the quarter ended 12/31/99), and the lowest was -12.83% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST      SINCE CLASS 1 INCEPTION   SINCE CLASS 2 INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)         ONE YEAR   FIVE YEARS          (6/3/97)                  (11/6/01)
-----------------------------------------------------------------------------------------------------------------------
 CLASS 1 SHARES                               -15.52%       5.83%              6.11%                        N/A
-----------------------------------------------------------------------------------------------------------------------
 CLASS 2 SHARES                               -15.72%         N/A                N/A                    -10.49%
-----------------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX**                -22.10%      -0.59%              2.08%                    -13.35%
-----------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***                  -15.36%       1.04%              3.29%                     -9.31%
-----------------------------------------------------------------------------------------------------------------------

  * The Portfolio's Class 1 Shares performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 80% in the Standard & Poor's 500 Index and 20% in the Lehman Brothers Aggregate Bond Index (an index that is intended to represent the U.S. fixed-income market as a whole).

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer the potential for a higher level of capital growth and corresponding levels of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Short Term Income, WM High Yield and Money Market Funds. It may also invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                     YEARLY performance of Class 1 Shares*
[Strategic Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             26.19
1999                                                                             47.95
2000                                                                             -3.73
2001                                                                             -6.25
2002                                                                            -20.53

Returns shown in the bar chart above are for Class 1 Shares; Class 2 Shares returns would have been lower due to different expenses. During the periods shown above, the highest quarterly return was 25.82% (for the quarter ended 12/31/99), and the lowest was -17.07% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PAST        PAST      SINCE CLASS 1 INCEPTION   SINCE CLASS 2 INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)         ONE YEAR   FIVE YEARS          (6/3/97)                  (11/6/01)
-----------------------------------------------------------------------------------------------------------------------
 CLASS 1 SHARES                               -20.53%       6.02%              6.66%                        N/A
-----------------------------------------------------------------------------------------------------------------------
 CLASS 2 SHARES                               -20.59%         N/A                N/A                    -13.97%
-----------------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX**                -22.10%      -0.59%              4.40%                    -13.35%
-----------------------------------------------------------------------------------------------------------------------

  * The Portfolio's Class 1 Shares performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Portfolio changes with the value of the investments held by that Portfolio. Many factors can affect that value, and it is possible that you may lose money on investments in the Portfolios. Factors that can affect a particular Portfolio or Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Portfolios and Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Portfolios and Funds can change over time. Investments mentioned in this summary and described in greater detail under "Common Investment Practices" appear in BOLD TYPE. That section also includes more information about the Portfolios and Funds, their investments and the related risks.

+ MARKET RISK. Each of the Portfolios and Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.

    One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Portfolio or Fund is likely to be worth less because its income-producing equity or debt investments are likely to be worth less.

    Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.

    Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be compounded for Funds such as the U.S. Government Securities and Income Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income Funds that may invest in debt securities paying no interest, such as ZERO-COUPON and PAY-IN-KIND securities.

    The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risk of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

+ CREDIT RISK. Each of the Funds may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES, REITS or STRATEGIC TRANSACTIONS. This is the risk that the issuer or the guarantor of a debt security or other obligation, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, STRATEGIC TRANSACTIONS and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Growth & Income, Mid Cap Stock, Growth, Small Cap Stock, Income and WM High Yield Funds that may invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Income, WM High Yield and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

+ CURRENCY RISK.  Funds such as the REIT, Equity Income, Growth & Income, West
  Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, WM High Yield and Income Funds that may invest in securities denominated in, and/or receive revenues in, FOREIGN CURRENCIES will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

+ FOREIGN INVESTMENT RISK. Each of the Funds that can make FOREIGN INVESTMENTS, such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Income, WM High Yield and Money Market Funds may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The West Coast Equity and Money Market Funds may also make U.S. dollar denominated foreign investments.

+ GEOGRAPHIC CONCENTRATION RISK. The West Coast Equity Fund, which invests significant portions of its assets in Alaska, California, Idaho, Montana, Oregon and Washington, generally has more exposure to regional economic risks than Funds making investments more broadly.

+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and WM High Yield Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income, Growth & Income, Short Term Income, U.S. Government Securities and Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Funds such as the REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth and Short Term Income Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests.

+ REAL ESTATE RISK.  Funds such as the REIT, Equity Income, Growth & Income,
  West Coast Equity and Mid Cap Stock Funds, which may invest a significant portion of their assets in REITs, are subject to risks affecting real estate investments. Investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases a Fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. A Fund investing in REITs will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. A Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The REIT Fund is especially sensitive to these risks because it normally invests at least 80% of its net assets plus borrowings for investment purposes in REIT securities.

+ DERIVATIVES RISK. Each of the Funds, except the Money Market Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS, such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to involve greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.

+ MANAGEMENT RISK. Each Portfolio and Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Portfolios or Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Portfolios or Funds.

+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds generally have the greatest exposure to this risk.

+ MONEY MARKET RISK. While the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The Money Market Fund may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of a deterioration in the credit quality issuers whose securities the Funds hold, or an increase in interest rates. In addition, investments in the Money Market Fund is subject to the risk that inflation may erode the investment's purchasing power over time.

+ PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.

+ PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by its Advisors and in accordance with the investment restrictions previously discussed. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.

    In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds and up to 25% of its assets in the Short Term Income, WM High Yield and Money Market Fund. Each of these Funds may invest significant amounts of its assets in LOWER-RATED SECURITIES ("junk bonds"). The Portfolios may also be exposed to foreign investment risk through their investments in the Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income and Money Market Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.

    In addition to the expenses of the underlying Funds, which are indirectly borne by investors in the Portfolio, investment in the Funds through the Portfolios involves certain expenses that would not be present in a direct investment in the Funds. See "Tax Considerations" for additional information about tax implications of investing in the Funds and Portfolios.

    Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

    The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds. Because WM Advisors earns different fees from the Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of WM Advisors.

                            PRINCIPAL RISKS by fund

The following chart summarizes the principal risks of each Fund other than market risk, credit risk, liquidity risk, management risk and portfolio reallocation risk, which apply to all of the Funds. The Portfolios share in the risks of each of the Funds in which they invest. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                   Foreign     Geographic                 Real                Smaller  Money
                       Currency   Investment  Concentration  Leveraging  Estate  Derivatives  Company  Market
                         Risk        Risk         Risk          Risk      Risk      Risk       Risk     Risk
    REIT                   X          X                          X         X          X          X
    fund

    EQUITY INCOME          X          X                          X         X          X          X
    fund

    GROWTH &
    INCOME                 X          X                          X         X          X          X
    fund

    WEST COAST EQUITY      X          X             X                      X          X          X
    fund

    MID CAP STOCK
    fund                   X          X                          X         X          X          X

    GROWTH
    fund                   X          X                          X                    X          X

    SMALL CAP
    STOCK                  X          X                          X                    X          X
    fund

    INTERNATIONAL
    GROWTH                 X          X                          X                    X          X
    fund

    SHORT TERM INCOME      X          X                          X                    X
    fund

    U.S. GOVERNMENT
    SECURITIES                                                   X                    X
    fund

    INCOME
    fund                   X          X                          X                    X

    WM HIGH YIELD
    fund                   X          X                          X                    X          X

    MONEY
    MARKET                            X                          X                                       X
    fund

--------------------------------------------------------------------------------

                      FEES AND EXPENSES OF THE PORTFOLIOS

This table describes the fees and expenses that you may pay if you invest in Class 1 and Class 2 shares of a Portfolio. Insurance-related charges and expenses are not included. Each of the Portfolios may offer other classes of shares that are subject to different fees and expenses. The examples below are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

-----------------------------------------------------------------------------------------
                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
         Class 1                                          from Fund assets)
         --------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating
                                               Fees        Fees     Expenses    Expenses
         --------------------------------------------------------------------------------
         Balanced Portfolio(1)                 0.10%       0.00%      0.19%       0.29%
         --------------------------------------------------------------------------------
         Conservative Growth Portfolio(1)      0.10        0.00       0.19        0.29
         --------------------------------------------------------------------------------
         Strategic Growth Portfolio(1)         0.10        0.00       0.22        0.32
         --------------------------------------------------------------------------------
         (1) Does not include underlying Fund expenses that the Portfolios bear indirectly.

-----------------------------------------------------------------------------------------

-------------------------------------------  -----------------------------------------------------
                                             EXAMPLES: You would pay the following
                                             expenses on a $10,000 investment assuming
                                             a 5% annual return and redemption at the end
         Class 1                             of each period.
         ----------------------------------  -----------------------------------------------------

                                               One        Three         Five         Ten
                                               Year       Years        Years        Years
         ----------------------------------  -----------------------------------------------------
         Balanced Portfolio(1)                 $30         $ 93         $163         $368
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Conservative Growth Portfolio(1)       30           93          163          368
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Strategic Growth Portfolio(1)          33          103          180          406
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         (1) Does not include underlying Fu  (1) Does not include
         indirectly.                         underlying Fund
                                             expenses that the
                                             Portfolios bear
                                             indirectly.
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
         Class 2                                          from Fund assets)
         --------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating
                                               Fees        Fees     Expenses    Expenses
         --------------------------------------------------------------------------------
         Balanced Portfolio(1)                 0.10%       0.25%      0.19%       0.54%
         --------------------------------------------------------------------------------
         Conservative Growth Portfolio(1)      0.10        0.25       0.19        0.54
         --------------------------------------------------------------------------------
         Strategic Growth Portfolio(1)         0.10        0.25       0.22        0.57
         --------------------------------------------------------------------------------
         (1) Does not include underlying Fund expenses that the Portfolios bear indirectly.
         (2) 12b-1 fees represent servicing fees which are paid to WM Funds Distributor,
         Inc. (the "Distributor").

-----------------------------------------------------------------------------------------

-------------------------------------------  -----------------------------------------------------
                                             EXAMPLES: You would pay the following
                                             expenses on a $10,000 investment assuming
                                             a 5% annual return and redemption at the end
         Class 2                             of each period.
         ----------------------------------  -----------------------------------------------------

                                               One        Three         Five         Ten
                                               Year       Years        Years        Years
         ----------------------------------  -----------------------------------------------------
         Balanced Portfolio(1)                 $55         $173         $302         $677
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Conservative Growth Portfolio(1)       55          173          302          677
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Strategic Growth Portfolio(1)          58          183          318          714
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         (1) Does not include underlying Fu  (1) Does not include
         indirectly.                         underlying Fund
                                             expenses that the
                                             Portfolios bear
                                             indirectly.
         (2) 12b-1 fees represent servicing  (2) 12b-1 fees
         Inc. (the "Distributor").           represent servicing
                                             fees which are paid
                                             to WM Funds
                                             Distributor, Inc.
                                             (the "Distributor").
-----------------------------------------------------------------------------------------

ESTIMATED AGGREGATE PORTFOLIO EXPENSES

The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses for each Portfolio shown in the table above and corresponding expenses for each underlying fund. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at December 31, 2002. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.

-----------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLES: You would pay the following combined expenses on a $10,000 investment assuming a 5% annual return and
                                                                  redemption at the end of each period.
         --------------------------------------------------------------------------------------------------------------------
                                            Total
                                           Annual
                                          Combined
                                          Operating       One            Three           Five             Ten
         Class 1                          Expenses        Year           Years           Years           Years
         --------------------------------------------------------------------------------------------------------------------
         Balanced Portfolio                 1.01%         $103            $322            $558           $$1,236
         Conservative Growth Portfolio      1.09%          111             347             601            1,329
         Strategic Growth Portfolio         1.16%          118             368             638            1,409
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLES: You would pay the following combined expenses on a $10,000 investment assuming a 5% annual return and
                                                                  redemption at the end of each period.
         --------------------------------------------------------------------------------------------------------------------
                                            Total
                                           Annual
                                          Combined
                                          Operating       One            Three           Five             Ten
         Class 2                          Expenses        Year           Years           Years           Years
         --------------------------------------------------------------------------------------------------------------------
         Balanced Portfolio                 1.26%         $128            $400            $692           $1,523
         Conservative Growth Portfolio      1.34%          136             425             734            1,613
         Strategic Growth Portfolio         1.41%          144             446             771            1,691
-----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2002, the Portfolios' assets were allocated among the underlying Funds as follows:

------------------------------------------------------------------------------------------------------------------
                                                                               Conservative        Strategic
                                                              Balanced            Growth            Growth
                                                              Portfolio         Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                             10%                13%               14%
  Growth & Income Fund                                           16%                24%               29%
  West Coast Equity Fund                                          5%                 7%                9%
  Mid Cap Stock Fund                                              6%                 8%               11%
  Growth Fund                                                    10%                13%               15%
  Small Cap Stock Fund                                            3%                 4%                6%
  International Growth Fund                                       5%                 7%                9%
  Short Term Income Fund                                          2%                 0%                0%
  U.S. Government Securities Fund                                15%                 6%                0%
  Income Fund                                                    19%                12%                0%
  WM High Yield Fund                                              6%                 6%                6%
  Other Assets                                                    3%                 0%                1%
------------------------------------------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIOS AND FUNDS

This section provides a more complete description of the principal investment strategies and risks of each Portfolio and the Funds in which the Portfolios may invest. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Portfolios and Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities and may prevent the Funds from achieving their goals. You can find additional descriptions of the Portfolios' and Funds' strategies and risks in the SAI. Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds, including the WM High Yield Fund, a series of WM Trust I. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. WM Advisors may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, WM Advisors' outlook for the economy and the financial markets, and the relative market valuations of the Funds.

Each of the Portfolios may invest in the WM High Yield Fund, a diversified mutual fund managed by WM Advisors. The Fund, which is not available for direct purchase through a variable annuity contract, invests primarily in below investment grade fixed-income securities (sometimes referred to as "junk bonds"). It is subject to the same principal risks as the Income Fund with a higher degree of credit risk and foreign investment risk as well as smaller company risk.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest directly in stock or bond index futures and options thereon and the following short-term instruments:

- short-term securities issued by the U.S. government, its agencies, government-sponsored enterprises, instrumentalities, authorities or political subdivisions;

- other short-term debt securities rated A or higher by Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch") or Standard & Poor's Ratings Services ("S&P"), or if unrated, of comparable quality in the opinion of WM Advisors;

- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of WM Advisors. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisors' current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may use futures contracts and options only for bona fide hedging transactions. Futures contracts and options may be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder approval, each Portfolio will concentrate its investments in shares of the Funds.

EQUITY FUNDS

REIT FUND. Among the principal risks of investing in the REIT Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

Under normal market conditions, the REIT Fund will normally invest at least 80% of its net assets plus any borrowings for investment purposes in REIT securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below investment grade fixed-income securities. The Fund may invest in money market instruments for temporary or defensive purposes and may invest in fixed-income securities of any maturity including mortgage-backed securities, U.S. government securities and asset-backed securities. The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of its total net assets. While no individual Fund is intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.

EQUITY INCOME FUND. Among the principal risks of investing in the Equity Income Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset-backed securities and may also invest up to 20% of its assets in below investment grade fixed-income securities (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in REITs. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

GROWTH & INCOME FUND. Among the principal risks of investing in the Growth & Income Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

WEST COAST EQUITY FUND. Among the principal risks of investing in the West Coast Equity Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, geographic concentration risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region, (ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region.

The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below investment grade fixed-income securities.

Because the Fund concentrates its investments in companies located or doing business in the West Coast region, it is not intended as a complete investment program, and could be adversely impacted by economic trends within this six state area (Alaska, California, Idaho, Montana, Oregon and Washington).

MID CAP STOCK FUND. Among the principal risks of investing in the Mid Cap Stock Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below investment grade fixed-income securities.

The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

GROWTH FUND. Among the principal risks of investing in the Growth Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in non-investment-grade debt securities.

The Fund's portfolio is managed by its three sub-advisors -- Janus, Columbia and Oppenheimer. WM Advisors will determine the proportion of the Fund's assets to be managed by each of the Fund's three sub-advisors. Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

SMALL CAP STOCK FUND. Among the principal risks of investing in the Small Cap Stock Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Small Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers provided that no more than 5% of its total assets are to be invested in securities of issuers located in developing or emerging market countries. The Fund may invest up to 20% of its assets in non-investment grade debt securities (sometimes called "junk bonds") if the Advisor believes that doing so will be consistent with the goal of capital appreciation.

INTERNATIONAL GROWTH FUND. Among the principal risks of investing in the International Growth Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that Capital Guardian, the Fund's sub-advisor, believes present attractive investment opportunities.

In selecting investments for the Fund, the sub-advisor seeks to identify foreign stocks which have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts, and blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.

Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging market countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. Among the principal risks of investing in the Short Term Income Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.

The Fund will make all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations ("NRSRO") or, if unrated, are judged to be of comparable quality by the Advisor ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase.

The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. Among the principal risks of investing in the U.S. Government Securities Fund are: market risk, credit risk, derivatives risk, liquidity risk, leveraging risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."

It is a policy of the Fund to invest only in U.S. government securities, including mortgage-backed securities and collateralized mortgage obligations and repurchase agreements which are secured by U.S. government securities. The Fund may borrow up to 30% of its total net assets for emergency, non-investment purposes and may enter into dollar roll transactions.

INCOME FUND. Among the principal risks of investing in the Income Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."

The Income Fund invests most of its assets in:

- debt and convertible debt securities;

- U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies or government-sponsored enterprises;

- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by Fitch, S&P or Moody's; and

- deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund and may purchase and sell currencies on a spot (i.e., cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts.

The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers that deal in real estate or securities that are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").

WM HIGH YIELD FUND. Among the principal risks of investing in the WM High Yield Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."

The WM High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch Ratings ("Fitch") or Baa by Moody's or of equivalent quality as determined by the Advisor. The remainder of the Fund's assets may be invested in any other securities the Advisor believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.

MONEY MARKET FUND. Among the principal risks of investing in the Money Market Fund are: market risk, credit risk, foreign investment risk, liquidity risk, management risk and money market risk. These risks are described in greater detail in the "Summary of Principal Risks."

To accomplish its objective, the Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. It will only purchase securities issued or guaranteed by the U.S. government, its agencies, sponsored entities or instrumentalities, or securities that are, or have issuers that are:

- rated by at least two NRSROs, such as S&P or Moody's, in one of the two highest rating categories for short-term debt securities;

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P, Moody's and Fitch is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by the Money Market Fund (except U.S. government securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and the Fund's average portfolio maturity will not exceed 90 days. The Money Market Fund will attempt to maintain a stable NAV of $1.00, but there can be no assurance that it will be able to do so.

The Fund invests solely in money market instruments that are selected from the following six general categories:

- U.S. government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate securities rated in one of the two highest rating categories by an NRSRO; and

- repurchase agreements.

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Portfolios and Funds may invest and strategies which the Advisor or the respective sub-advisor may employ in pursuit of that Fund's or Portfolio's investment objective and a summary of risks and restrictions associated with these securities and investment practices. For more information, see the SAI.

BORROWING. The Funds and Portfolios may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth & Income, Growth, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and Money Market Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Mid Cap Stock and West Coast Equity Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Portfolios and Funds.

The Short Term Income, U.S. Government Securities and Income Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.

Each of the REIT, Mid Cap Stock, Growth Small Cap Stock, International Growth and Short Term Income Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is decline in the securities sold (and required to be repurchased).

FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund or Portfolio and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities rated in the lower end of the investment-grade category (Baa or BBB) and below investment grade fixed-income securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income, Growth & Income, Short Term Income, U.S. Government Securities and Income Funds may purchase floating rate, inverse floating rate and variable rate investments, including participation interests therein and assignments thereof.

The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein and assignments thereof.

These Funds may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Advisor or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income and Income Funds may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Advisor or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Advisor or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.

Each of the Funds other than the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities and Money Market Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.

FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, WM High Yield and Income Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:

- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, WM High Yield and Income Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), GLOBAL DEPOSITARY RECEIPTS ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund should consider the greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of Alaska, California, Idaho, Montana, Oregon and Washington. See the SAI for a more detailed description of these risks.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Advisor or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short

Term Income and Income Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds that are not affiliated with the Advisor or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of its sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of the Money Market Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Portfolios' and Funds' Board of Trustees.

Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the REIT, Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income and Money Market Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.

LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Stock, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of its total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.

LOWER-RATED SECURITIES. The Growth & Income, Growth, and Income Funds may each invest up to 35% of their total assets and the REIT, Equity Income, West Coast Equity, Mid Cap Stock, Small Cap Stock and WM High Yield Funds may each invest up to 20% of their assets in below investment grade fixed-income securities, sometimes referred to as "junk bonds."

Non-investment grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.

MORTGAGED-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and WM High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.

To the extent that a Fund purchases mortgaged-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment.

In addition, like other debt securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.

The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-backed securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.

In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Short Term Income and Income Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.

The REIT, Equity Income, Mid Cap Stock, Small Cap Stock, Short Term Income, Income, WM High Yield and Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, WM High Yield and Income Funds may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Portfolios and Funds may invest in repurchase agreements, which are purchases of underlying debt securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Portfolio and Fund, except the Money Market Fund, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "strategic transactions."

Strategic transactions may be used:

- to attempt to protect against possible changes in the market value of securities held, or to be purchased, resulting from securities markets or currency exchange rate fluctuations;

- to protect unrealized gains in the value of securities;

- to facilitate the sale of securities for investment purposes;

- to manage the effective maturity or duration of the Portfolio or Fund; or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some strategic transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be use at any time, as the use of any strategic transaction is a function of numerous variables including market conditions.

The use of strategic transactions involves special considerations and risks; for example:

- the ability of the Portfolio or Fund to utilize strategic transactions successfully will depend on the ability of the Advisor or the sub-advisor to predict pertinent market movements:

- the risk that the other party to a strategic transaction will fail to meet its obligations to the Fund or Portfolio;

- the risk that the Portfolio or Fund will be unable to close out a strategic transaction at a time when it would otherwise do so, due to the illiquidity of the strategic transaction; and

- the risk of imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of the related portfolio positions.

Strategic transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and securities issued or guaranteed by U.S. government agencies, government-sponsored enterprises or instrumentalities. Some securities issued or guaranteed by agencies, government-sponsored enterprises or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds). Others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored enterprises (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

When-issued securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

PORTFOLIO TRANSACTIONS AND TURNOVER. Each Portfolio's or Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus. The Advisor and the sub-advisors will not consider a Portfolio's or Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Portfolio's or Fund's investment objectives and policies.

                        HOW TO INVEST IN THE PORTFOLIOS

Shares of the Portfolios are offered only to insurance company separate accounts for the purpose of providing investment choices under their variable annuity and variable life contracts (the "Contracts") and to qualified pension and retirement plans.

PURCHASE AND REDEMPTION

The shares of the Portfolios are sold in a continuous offering. Net purchase payments under the Contracts are placed in one or more of the divisions of the insurance company separate account and are invested in the shares of the corresponding to such divisions. Shares of the Portfolios are purchased and redeemed at net asset value without sales or redemption charges.

For each day on which a Portfolio's net asset value is calculated, each separate account transmits to the Trust any orders to purchase or redeem shares of the Portfolio(s) based on the purchase payments, redemption (surrender) requests and transfer requests from Contract owners, annuitants or beneficiaries which are priced as of that day. Purchases and redemptions are effected at the net asset value next-determined after receipt by the Trust of a properly completed purchase or redemption order.

All purchase and redemption orders will be processed in accordance with applicable regulations. The Trust may also suspend redemptions, if permitted under the 1940 Act, for any period during which the New York Stock Exchange is closed, when trading is restricted by the SEC, or when the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.

The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Portfolio, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Portfolio shares may receive additional compensation or other incentives for selling Portfolio shares.

                               TAX CONSIDERATIONS

The tax consequences of your investment in the Trust depend upon the specific provisions of your Contract. For more tax information regarding your Contract, see the attached prospectus for that Contract. The following discussion is only a brief summary of the federal income tax consequences to the Portfolios and their insurance company shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.

Each Portfolio intends to qualify separately each year as a "regulated investment company" and, thus, does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Although the Trust intends that it and each Portfolio will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Fund incurring such liability will be adversely affected. In addition, Portfolios investing in foreign securities and currencies may be subject to foreign taxes. These taxes would reduce the investment performance of such Portfolios.

Because the Trust serves as an investment vehicle for certain types of variable annuities and variable life contracts, each Portfolio also intends to meet the investment diversification requirements of subchapter L of the Code. Were any Portfolio to fail to comply with those requirements, owners of annuity contracts (other than certain tax-qualified retirement Contracts) funded through the Trust would be taxed immediately on investment earnings and gains, including any accumulated earnings and gains, under their Contracts and would thereby lose any benefit of tax deferral. Accordingly, the Trust will carefully monitor compliance with the diversification requirements. For additional tax information, see "Taxes" in the SAI.

Distributions of net investment income (i.e., all income other than capital gains) and of net realized capital gains on securities will be determined separately for each Portfolio. Dividends and distributions paid by a Portfolio will be automatically reinvested (at current net asset value) in additional full and fractional shares of that Portfolio. Distributions of any net short-term capital gains earned by a Portfolio will be distributed no less frequently than annually at the discretion of the Board of Trustees.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. More over, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS.

                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.

ADVISOR AND SUB-ADVISORS

The Portfolios and the Funds are managed by WM Advisors, Inc., which is referred to as the Advisor or WM Advisors in this Prospectus. The Advisor's address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth and International Growth Funds to sub-advisors. Each Portfolio may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information, see the SAI.

The Advisor has been in the business of investment management since 1944, and its predecessor advised a mutual fund beginning in 1939. Its responsibilities include formulating each Portfolio's and Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Portfolio's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Portfolios. In connection with its service as investment advisor to each Portfolio, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Portfolios or Funds and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Portfolio and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Portfolio's assets. The Advisor is a wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:

CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071, also called "Capital Guardian" in this Prospectus, acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is in turn owned by the Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $105.4 billion as of December 31, 2002.

COLUMBIA MANAGEMENT COMPANY, 1301 Southwest Fifth Avenue, Portland, Oregon 97207, acts as one of three sub-advisors to the Growth Fund. Columbia has been in the investment management business since 1969. Columbia Management Company ('Columbia") is a wholly owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, MA. For more than 30 years, Columbia's investment professionals have combined a top-down review of the environment with bottom-up research in order to construct portfolios designed to perform well in the current economy while adjusted for investment changes. Columbia serves a client base that includes institutions, public funds, commingled trust funds, retirement plans and private portfolios. As of December 31, 2002, Columbia and its affiliates had aggregate assets under management of approximately $18.8 billion.

JANUS CAPITAL MANAGEMENT LLC, 100 Fillmore Street, Denver, Colorado 80206, acts as one of three sub-advisors to the Growth Fund. Janus Capital Management LLC ("Janus") is a majority-owned subsidiary of Janus Capital Group, Inc., a publicly traded holding company with principal operations in financial asset management businesses. Janus has been providing investment advice to mutual funds or other large institutional clients since 1969. As of December 31, 2002, Janus' assets under management were approximately $138 billion.

OPPENHEIMERFUNDS, INC., 10200 E. Girard, Denver, Colorado 80231, acts as one of three sub-advisors to the Growth Fund. OppenheimerFunds, Inc. ("Oppenheimer") has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $120 billion in assets as of December 31, 2002, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

INDIVIDUAL FUND MANAGERS

Each of the Portfolios and Funds that do not have sub-advisors are managed by investment teams of the Advisor led by the portfolio managers named below with respect to each particular Portfolio or Fund.

Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Officer of the Advisor, has led a team of investment professionals in managing the Portfolios since February 1999. Michael Meighan, CFA, Vice President and Portfolio Manager of the Advisor, has been responsible for co-managing the Portfolios with Mr. Yoakum since March 2003. Prior to Mr. Yoakum's joining the Advisor, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Mr. Meighan joined WM Advisors in 1999. Prior to that, he was employed with Mr. Yoakum at DADCO as a Portfolio Manager and Senior Analyst for its asset allocation product since 1993.

Stephen Q. Spencer, CFA, First Vice President and Senior Portfolio Manager of the Advisor has had the primary responsibility for the day-to-day management of the Growth & Income Fund, since March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund since January 2000. Mr. Spencer has been employed by the Advisor since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985.

Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Equity Income Fund since May 2001. He has had the primary responsibility for the day-to-day management of the REIT Fund since May 1, 2003. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999.

Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by the Advisor since January 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

Dan Coleman, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Mid Cap Stock Fund since December 2001. Mr. Coleman joined WM Advisors in

October 2001. Prior to that, he was Vice President and Senior Manager of business Development at Infospace, Inc./ Go2Net from 2000 until 2001, and Member/General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000.

Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Small Cap Stock Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Ms. Olson has been employed by the Advisor since 1998.

Gary J. Pokrzywinski, CFA, First Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Income Fund and WM High Yield. He has managed these Funds since July 1992 and March 1998, respectively, and has been employed by the Advisor since 1992.

Craig V. Sosey, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by the Advisor since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Capital Guardian has been sub-advisor since June 1999 for the International Growth Fund. Capital Guardian employs a team of 9 portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. The managers on the team are: David J. Fisher, Harmut Giesecke, Arthur J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Guardian Trust Company. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and has been with the Capital Group organization since 1972. Mr. Gromadzki is a Senior Vice President of Capital International Research, Inc. and has been employed by the Capital Group organization since 1987. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President for Capital Guardian Trust Company. Ms. Kyle, who has been with the Capital Group organization since 1991, is a Senior Vice President and Director of Capital Guardian. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. and has been employed by the Capital Group organization since 1994. Mr. Sauvage is a Senior Vice President for Capital Guardian Trust Company and has been employed by the Capital Group organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., and has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and has been employed by the Capital Group organization since 1981.

Alexander S. Macmillan III, CFA, has had the primary responsibility for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Columbia. Mr. Macmillan, a Senior Vice President and Lead Portfolio Manager for Large Cap Growth, has been employed by Columbia since 1989.

E. Marc Pinto, CFA, has had the primary responsibility for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Vice President of Janus, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the Large-cap Growth discipline.

Jane Putnam, CFA, has had the primary responsibility for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.

MANAGEMENT FEES

During their most recent fiscal years, each of the Portfolios paid management fees to the Advisor at the following rates (not reflecting any expense waivers or reimbursements):

                                                               Fees Paid as a Percentage
PORTFOLIOS                                                           of Net Assets
----------------------------------------------------------------------------------------
Balanced Portfolio..........................................             0.10%
Conservative Growth Portfolio...............................             0.10%
Strategic Growth Portfolio..................................             0.10%

FINANCIAL highlights
The Financial Highlights Tables below and on the following pages are intended to help you understand the Portfolios' and Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolios' or Funds' operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or Fund (assuming reinvestment of all dividends and distributions), but do not reflect insurance-related charges and expenses which, if included, would have lowered the performance shown. The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditors' Reports, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                 INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                               --------------------------------------  --------------------------------------------
                                            NET REALIZED                               DISTRIBUTIONS                 NET ASSET
             NET ASSET VALUE,     NET      AND UNREALIZED  TOTAL FROM  DIVIDENDS FROM      FROM                       VALUE,
               BEGINNING OF    INVESTMENT     GAIN ON      INVESTMENT  NET INVESTMENT  NET REALIZED       TOTAL       END OF
                  PERIOD         INCOME     INVESTMENTS    OPERATIONS    INCOME(1)     CAPITAL GAINS  DISTRIBUTIONS   PERIOD
             ----------------  ----------  --------------  ----------  --------------  -------------  -------------  ---------
BALANCED PORTFOLIO
CLASS 1
12/31/02          $13.91         $0.32(6)      $(1.53)       $(1.21)       $(0.28)        $--            $(0.28)      $12.42
12/31/01           14.50          0.17(6)       (0.15)         0.02         (0.25)         (0.36)         (0.61)       13.91
12/31/00           14.92          0.41(6)       (0.32)         0.09         (0.43)         (0.08)         (0.51)       14.50
12/31/99           12.20          0.34(6)        2.95          3.29         (0.48)         (0.09)         (0.57)       14.92
12/31/98           10.47          0.31(6)        1.49          1.80         (0.07)        --              (0.07)       12.20
CLASS 2
12/31/02           13.91          0.29(6)       (1.53)        (1.24)         0.28         --              (0.28)       12.39
12/31/01(5)        13.52          0.02(6)        0.37(7)       0.39        --             --             --            13.91

CONSERVATIVE GROWTH PORTFOLIO
CLASS 1
12/31/02          $14.87         $0.23(6)      $(2.51)       $(2.28)       $(0.41)        $(0.02)        $(0.43)      $12.16
12/31/01           16.46          0.17(6)       (0.72)        (0.55)        (0.61)         (0.43)         (1.04)       14.87
12/31/00           17.10          0.27(6)       (0.69)        (0.42)        (0.07)         (0.15)         (0.22)       16.46
12/31/99           12.54          0.12(6)        4.76          4.88         (0.16)         (0.16)         (0.32)       17.10
12/31/98           10.49          0.20(6)        1.89          2.09         (0.03)         (0.01)         (0.04)       12.54
CLASS 2
12/31/02           14.87          0.19(6)       (2.50)        (2.31)        (0.41)         (0.02)         (0.43)       12.13
12/31/01(5)        14.24          0.01(6)        0.62(9)       0.63        --             --             --            14.87

STRATEGIC GROWTH PORTFOLIO
CLASS 1
12/31/02          $16.45         $0.15(6)      $(3.47)       $(3.32)       $(0.54)        $(0.04)        $(0.58)      $12.55
12/31/01           18.61          0.16(6)       (1.27)        (1.11)        (0.57)         (0.48)         (1.05)       16.45
12/31/00           19.59          0.13(6)       (0.84)        (0.71)        (0.11)         (0.16)         (0.27)       18.61
12/31/99           13.46          0.05(6)        6.35          6.40         (0.16)         (0.11)         (0.27)       19.59
12/31/98           10.70          0.17(6)        2.63          2.80         (0.03)         (0.01)         (0.04)       13.46
CLASS 2
12/31/02           16.45          0.11(6)       (3.44)        (3.33)        (0.54)         (0.04)         (0.58)       12.54
12/31/01(5)        15.54          0.01(6)        0.90(7)       0.91        --             --             --            16.45

                             See Notes on page 33.

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      ---------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF OPERATING
                                                                                                          EXPENSES TO AVERAGE
                                                                                                         NET ASSETS WITHOUT FEE
                                                                                                           WAIVERS, EXPENSES
                                                                                                         REIMBURSED AND/OR FEES
                       NET ASSETS,            RATIO OF                RATIO OF NET                         REDUCED BY CREDITS
                      END OF PERIOD      OPERATING EXPENSES       INVESTMENT INCOME TO     PORTFOLIO         ALLOWED BY THE
    TOTAL RETURN(2)    (IN 000'S)     TO AVERAGE NET ASSETS(3)     AVERAGE NET ASSETS    TURNOVER RATE      CUSTODIAN(3)(4)
    ---------------   -------------   -------------------------   --------------------   -------------   ----------------------

         (8.78)%        $334,605                0.29%                     2.52%               22%                 0.29%
          0.13%          354,082                0.28%                     1.22%                8%                 0.28%
          0.49%          305,399                0.29%                     2.76%               15%                 0.29%
         27.71%          170,527                0.35%                     2.70%               13%                 0.35%
         17.18%           11,161                0.35%                     2.79%               33%                 0.54%
         (9.00)%          31,335                0.54%                     2.27%               22%                 0.54%
          2.88%            1,452                0.53%(8)                  0.97%(8)             8%                 0.53%(8)


        (15.52)%       $229,564                0.29%                     1.77%               19%                 0.29%
         (3.56)%        309,608                0.28%                     1.11%                7%                 0.28%
         (2.49)%        293,442                0.28%                     1.59%               13%                 0.28%
         39.36%         155,790                0.35%                     0.85%               12%                 0.36%
         19.91%          10,072                0.35%                     1.79%               35%                 0.57%
        (15.72)%         14,610                0.54%                     1.52%               19%                 0.54%
          4.42%           1,127                0.53%(8)                  0.86%(8)             7%                 0.53%(8)


        (20.53)%       $ 73,936                0.32%                     1.06%               16%                 0.32%
         (6.25)%         97,401                0.31%                     0.95%                5%                 0.31%
         (3.73)%         98,431                0.30%                     0.67%               12%                 0.30%
         47.95%          35,500                0.35%                     0.35%                7%                 0.43%
         26.19%           4,949                0.35%                     1.42%               39%                 0.80%
        (20.59)%          2,676                0.57%                     0.81%               16%                 0.57%
          5.86%             319                0.56%(8)                  0.70%(8)             5%                 0.56%(8)

                             See Notes on page 33.

FINANCIAL highlights
NOTES TO FINANCIAL HIGHLIGHTS

 (1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.
 (2) Total return is not annualized for periods of less than one year. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
 (3) The Portfolio will indirectly bear its prorated share of expenses of the underlying Funds.
 (4) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (5) All Portfolios commenced selling Class 2 shares on November 6, 2001.
 (6) Per share numbers have been calculated using the average shares method.
 (7) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.
 (8) Annualized.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of best quality and high quality, respectively, by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

+ A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

+ D -- Bonds rated D are in default, meaning payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------

   DESCRIPTION OF FITCH CORPORATE BOND RATINGS:

   Investment Grade

+ AAA -- Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

+ AA -- Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

+ A -- High credit quality.  A ratings denote a low expectation of credit risk.
  The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

+ BBB -- Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are most likely to impair this capacity. This is the lowest investment-grade category.

   Speculative Grade

+ BB -- Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

+ B -- Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

+ CCC, CC, and C -- High default risk.  Default risk is a real possibility.
  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

+ DDD, DD, and D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicated potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%.

   Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE WM VARIABLE TRUST

The Trust's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Portfolios and Funds. The SAI and the Reports of Independent Accountants, along with the financial statements, included in the Trust's most recent Annual Report is incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Trust's Annual Report discusses the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the Trust, or make shareholder inquiries, by contacting your financial advisor, by calling toll-free 800-222-5852, or visiting www.wmgroupoffunds.com.

You may review and copy information about the Trust, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database or the Commission's web site at www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to file number 811-07462.

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